U.S. Long Short Momentum Fund (Prospectus Summary) | U.S. Long Short Momentum Fund
U.S. Long Short Momentum Fund
INVESTMENT OBJECTIVE
The U.S. Long Short Momentum Fund (the "Fund") seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Long Short Momentum Fund Variable Annuity
Management Fees	0.90%
Distribution (12b-1) and Shareholder Service Fees	none
Short Sales Dividend and Interest Expense	none
Remaining Other Expenses	0.86%
Other Expenses	0.86%
Total Annual Fund Operating Expenses	1.76%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
U.S. Long Short Momentum Fund Variable Annuity	179	554	954	2,073

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each day the Advisor, using a quantitative methodology, ranks approximately seventy different industries based on several measures of momentum including price momentum. The Fund then buys long the common stock of companies in the top ranked industries and may hedge broad market risk or sell short the common stock of companies in the lowest ranked industries. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and
American Depositary Receipts ("ADRs"), but also may invest in derivative instruments, particularly when seeking "short" exposure, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure. The Fund may invest in derivatives for hedging and non-hedging purposes. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher)
fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Repurchase Agreement Risk - The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk - Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, it may invest a significant percentage of the Fund's assets in issuers in a single industry or sector of the economy. To the extent the Fund has significant investment exposure to an industry or sector, such exposure may present more risks than if the Fund's investments were more broadly diversified. While the Fund's sector and industry exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

Basic Materials Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector.
The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Energy Sector Risk - To the extent that the Fund's investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Financial Services Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the financial services sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Real Estate Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund's investments in REITs.

Technology Sector Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.
PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance
(before taxes) does not necessarily indicate how the Fund will perform in the future. Prior to May 28, 2010, the Fund did not employ a hedging model to achieve its objective; therefore, the performance and average annual total returns shown for periods prior to May 28, 2010 may have differed had the Fund's current investment strategy been in effect during those periods.
The performance information shown below is based on a calendar year.

Highest Quarter Return Lowest Quarter Return 9/30/2009 15.96% 12/31/2008 -22.48%
AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)
Average Annual Total Returns U.S. Long Short Momentum Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Variable Annuity	U.S. Long Short Momentum Fund	(6.56%)	(0.77%)	3.23%	May 01, 2002
Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	4.03%	May 01, 2002